Exit or Disposal Activities	12 Months Ended
Dec. 31, 2011
Exit or Disposal Activities [Abstract]
EXIT OR DISPOSAL ACTIVITIES

NOTE 6 – EXIT OR DISPOSAL ACTIVITIES

Management is continually re-evaluating the Company’s operating facilities, including acquired operating facilities, against its long-term strategic goals. Liabilities associated with exit or disposal activities are recognized as incurred in accordance with the Exit or Disposal Cost Obligations Topic of the ASC. Provisions for qualified exit costs are made at the time a facility is no longer operational. Qualified exit costs primarily include post-closure rent expenses, incremental post-closure costs and costs of employee terminations. Adjustments may be made to liabilities accrued for qualified exit costs if information becomes available upon which more accurate amounts can be reasonably estimated. Concurrently, property, plant and equipment is tested for impairment in accordance with the Property, Plant and Equipment Topic of the ASC, and if impairment exists, the carrying value of the related assets is reduced to estimated fair value. Additional impairment may be recorded for subsequent revisions in estimated fair value. Adjustments to prior provisions and additional impairment charges for property, plant and equipment of closed sites being held for disposal are recorded in Other general expense – net.

During 2011, 22 stores and branches were closed due to lower demand or redundancy. Provisions for severance and other qualified exit costs of $913, $339 and $182 were charged to the Global Finishes Group, Consumer Group and Paint Stores Group, respectively. In addition, adjustments to prior provisions related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2011 of $(900) were recorded. In 2011, a reduction of $3,263 in the carrying value of property, plant and equipment associated with a facility closed in 2008 was recorded in the Paint Stores Group.

During 2010, 23 stores and branches were closed due to lower demand or redundancy. Provisions for severance and other qualified exit costs of $1,314, $457 and $182 were charged to the Global Finishes Group, Consumer Group and Paint Stores Group, respectively. In addition, there were adjustments to prior provisions related to manufacturing facilities, distribution facilities, stores and branches closed in 2009. Adjustments to prior provisions of $(5,764) were recorded. In 2010, a reduction of $1,164 in the carrying value of the property, plant and equipment associated with a manufacturing facility closed in 2009 was recorded.

During 2009, four manufacturing facilities and 65 stores and branches were closed due to lower demand or redundancy. Provisions for severance and other qualified exit costs of $4,766, $9,855 and $5,243 were charged to the Paint Stores Group, Consumer Group and Global Finishes Group, respectively. In addition, there were adjustments to prior provisions related to manufacturing facilities, distribution facilities, stores and branches closed in 2008. Adjustments to prior provisions of $1,968 were recorded. In 2009, a reduction of $5,404 in the carrying value of the property, plant and equipment associated with two manufacturing facilities closed during the year was recorded. Also during 2009, reductions of $571 in estimated fair value of property, plant and equipment in certain manufacturing facilities closed in 2008 or prior was recorded.

At December 31, 2011, a portion of the remaining accrual for qualified exit costs relating to facilities shutdown prior to 2009 is expected to be incurred by the end of 2012. The remaining portion of the ending accrual for facilities shutdown prior to 2008 primarily represented post-closure contractual and demolition expenses related to certain owned facilities which are closed and being held for disposal or involved in ongoing environmental-related activities. The Company cannot reasonably estimate when such matters will be concluded to permit disposition.

The tables on the following pages summarize the activity and remaining liabilities associated with qualified exit costs:

Exit Plan	Balance at December 31, 2010	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2011
Consumer Group manufacturing facilities shutdown in 2011:
Severance and related costs		$339	$(142)		$197
Paint Stores Group stores shutdown in 2011:
Other qualified exit costs		182	(26)		156
Global Finishes Group stores shutdown in 2011:
Severance and related costs		316	(187)		129
Other qualified exit costs		597	(127)		470
Global Finishes Group stores shutdown in 2010:
Other qualified exit costs	$1,114		(159)		955
Paint Stores Group stores shutdown in 2010:
Other qualified exit costs	4			$(4)
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs	2,022		(805)	3	1,220
Global Finishes Group manufacturing facility and branches shutdown in 2009:
Other qualified exit costs	1,820		(918)	262	1,164
Consumer Group manufacturing facilities shutdown in 2009:
Other qualified exit costs	721		(245)	(74)	402
Other qualified exit costs for facilities shutdown prior to 2009	10,366		(3,572)	(1,087)	5,707

Totals	$16,047	$1,434	$(6,181)	$(900)	$10,400

Exit Plan	Balance at December 31, 2009	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2010
Global Finishes Group branches shutdown in 2010:
Severance and related costs		$31	$(31)
Other qualified exit costs		1,283	(169)		$1,114
Paint Stores Group stores shutdown in 2010:
Other qualified exit costs		182	(178)		4
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs	$3,213		(1,213)	$22	2,022
Consumer Group manufacturing facilities shutdown in 2009:
Severance and related costs	4,532	457	(3,534)	(1,455)
Other qualified exit costs	2,258		(612)	(925)	721
Global Finishes Group manufacturing facility and branches shutdown in 2009:
Severance and related costs	204		(78)	(126)
Other qualified exit costs	3,703		(1,288)	(595)	1,820
Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs	70		(66)	(4)
Other qualified exit costs	5,426		(1,864)	(504)	3,058
Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs	311			(311)
Other qualified exit costs	83		(60)	219	242
Global Finishes Group administrative offices and branches shutdown in 2008:
Other qualified exit costs	88		(88)
Other qualified exit costs for facilities shutdown prior to 2008	11,245		(2,094)	(2,085)	7,066

Totals	$31,133	$1,953	$(11,275)	$(5,764)	$16,047

Exit Plan	Balance at January 1, 2009	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2009
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs		$3,898	$(685)		$3,213
Consumer Group manufacturing facilities shutdown in 2009:
Severance and related costs		7,345	(2,813)		4,532
Other qualified exit costs		2,428	(170)		2,258
Global Finishes Group manufacturing facility and branches shutdown in 2009:
Severance and related costs		629	(425)		204
Other qualified exit costs		4,614	(911)		3,703
Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs	$324	868	(937)	$(185)	70
Other qualified exit costs	4,450		(2,602)	3,578	5,426
Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs	449	82	(33)	(187)	311
Other qualified exit costs	150		(67)		83
Global Finishes Group administrative offices and branches shutdown in 2008:
Severance and related costs	397		(397)
Other qualified exit costs	240		(294)	142	88
Paint Stores Group manufacturing facility shutdown in 2007:
Severance and related costs	33		(9)	(24)
Other qualified exit costs	1,859		(430)	149	1,578
Consumer Group manufacturing facility shutdown in 2007:
Other qualified exit costs	2,036			130	2,166
Other qualified exit costs for facilities shutdown prior to 2007	11,686		(2,550)	(1,635)	7,501

Totals	$21,624	$19,864	$(12,323)	$1,968	$31,133